Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable And Accrued Liabilities Table
Schedule of flow through premium liability
Balance, December 31, 2016	$-
Add:
Excess of subscription price over fair value of flow through common shares	57
Foreign currency translation adjustment	4
Less:
Income tax recovery	(7)

Balance, December 31, 2017	54
Less:
Income tax recovery	(54)

Balance, December 31, 2018	-
Add:
Excess of subscription price over fair value of flow through common shares	12
Less:
Income tax recovery	(3)

Balance, December 31, 2019	$9

Schedule of deferred royalty liability
Deferred Royalty
Liability

Balance, December 31, 2017	$171
Add:
Interest	30
Less:
Advance royalty payment	(35)
Foreign currency translation adjustment	(1)

Balance, December 31, 2018	165
Add:
Interest	29
Less:
Advance royalty payment	(35)
Foreign currency translation adjustment	(1)

Balance, December 31, 2019	$158

Continuity of lease liability
Lease Liability

Balance, December 31, 2018	$-
Initial recognition (Note 3(p))	112
Lease payments	(23)
Foreign currency translation adjustment	1
Balance, January 1, 2019	90
Add:
Interest	15
Foreign currency translation adjustment	5
Less:
Payments	(35)

Balance, December 31, 2019	$75

Current portion	$36
Long term portion	39
Balance, December 31, 2019	$75